Document and Entity Information (USD $)	3 Months Ended
	Nov. 30, 2011	Jan. 18, 2012
Document And Entity Information
Entity Registrant Name	JA Energy
Entity Central Index Key	0001500242
Document Type	S-1
Document Period End Date	Nov. 30, 2011
Amendment Flag	true
Current Fiscal Year End Date	--08-31
Is Entity a Well-known Seasoned Issuer?	No
Is Entity a Voluntary Filer?	No
Is Entity's Reporting Status Current?	No
Entity Filer Category	Smaller Reporting Company
Entity Public Float		$ 17,071,103
Entity Common Stock, Shares Outstanding		34,156,703
Amendment Description	Amendment to include XBRL data
Document Fiscal Period Focus	Q1
Document Fiscal Year Focus	2011